Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Financial Instruments [Line Items]
Summary of Financial Instruments
	2019	2018
	A$’000	A$’000
Financial Assets
Cash and cash equivalents	22,411	16,085
Trade and other receivables	3,616	4,255
Total Financial Assets	26,027	20,340

Financial Liabilities
Trade and other payables	3,556	2,376
Total Financial Liabilities	3,556	2,376

Summary of Group's Remaining Contractual Maturity for its Financial Instrument Liabilities

The following tables detail the Group's remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid.

	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
2019	%	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Non-interest bearing
Trade payables	—%	2,101	—	—	—	2,101
Other payables	—%	1,455	—	—	—	1,455
Total non-derivatives		3,556	—	—	—	3,556

2018	%	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Non-interest bearing
Trade payables	—%	580	—	—	—	580
Other payables	—%	1,796	—	—	—	1,796
Total non-derivatives		2,376	—	—	—	2,376

2017	%	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Non-interest bearing
Trade payables	—%	174	—	—	—	174
Other payables	—%	745	—	—	—	745
Total non-derivatives		919	—	—	—	919

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Variable Rate Cash and Cash Equivalents Outstanding

As at the reporting date, the Group had the following variable rate cash and cash equivalents outstanding:

	Weighted average interest rate	Balance 2019	Weighted average interest rate	Balance 2018
	%	A$’000%		A$’000
Cash and cash equivalents	2%	22,411	2%	16,085
Net exposure to cash flow interest rate risk		22,411		16,085